Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Payables to merchants and other partners	¥ 4,336,250		¥ 2,319,245
Employee compensation and welfare payables	2,410,332		1,821,969
Tax payables	1,658,525		1,127,818
Deposits	1,387,550		1,385,424
Payables related to market and promotion expenses	1,110,099		814,186
Payables related to service fees	704,110		803,267
Payables related to property and equipment	283,889		298,550
Payables and accruals for other costs and expenses	1,602,713		1,420,875
Others	1,256,662		1,158,587
Total	¥ 14,750,130	$ 2,077,512	¥ 11,149,921